Pension and Postretirement Benefit Plans and Defined Contribution Plans - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain	$ 59
Defined contribution plan, cost recognized	$ 297	$ 288	$ 259